Dodge & Cox Balanced Fund
DODGE & COX BALANCED FUND
INVESTMENT OBJECTIVES
The Fund seeks regular income, conservation of principal, and an opportunity for long-term growth of principal and income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Dodge & Cox Balanced Fund
Sales charge (load) imposed on purchases	none
Deferred sales charge (load)	none
Sales charge (load) imposed on reinvested distributions	none
Redemption fee	none
Exchange fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Dodge & Cox Balanced Fund
Management fees	0.50%
Distribution and/or service (12b-1) fees	none
Other expenses (transfer agent, custody, accounting, legal, etc.)	0.03%
Total Annual Fund Operating Expenses	0.53%

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:
  You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods;
  Your investment has a 5% return each year; and
  The Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Dodge & Cox Balanced Fund	54	170	296	665

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in a diversified portfolio of equity securities and debt securities. Equity securities include, but are not limited to, common stocks, preferred stocks, and depositary receipts evidencing ownership of common stocks. In selecting equity investments, the Fund primarily invests in companies that, in Dodge & Cox’s opinion, appear to be temporarily undervalued by the stock market and have a favorable outlook for long-term growth. The Fund focuses on the underlying financial condition and prospects of individual companies, including future earnings, cash flow, and dividends. Various other factors, including financial strength, economic condition, competitive advantage, quality of the business franchise, and the reputation, experience, and competence of a company’s management are weighed against valuation in selecting individual securities. The Fund’s equity investments are primarily in medium-to-large well established companies based on standards of the applicable market.

Debt investments primarily include investment-grade securities such as government and government–related obligations, mortgage and asset-backed securities, corporate and municipal bonds, collateralized mortgage obligations, and other debt securities and may include fixed and floating rate instruments. Investment-grade debt securities include securities rated Baa or higher by Moody’s Investors Service (Moody’s), or BBB or higher by Standard & Poor’s Ratings Group (S&P) or Fitch Ratings (Fitch), or equivalently rated by any nationally recognized statistical rating organization (NRSRO), including U.S. dollar-denominated foreign issues and issues of supranational agencies, or unrated securities if deemed to be of investment-grade quality by Dodge & Cox. A maximum of 20% of the debt portion of the Fund may be invested in below investment-grade debt securities, commonly referred to as high-yield or “junk” bonds, if they have a minimum rating of B by Moody’s, Fitch, or S&P, or are equivalently rated by any NRSRO. The Fund may also invest in interest rate derivatives such as U.S. Treasury futures and swap agreements for a variety of purposes, including, but not limited to, managing the Fund’s duration or adjusting the Fund’s exposure to debt securities with different maturities. In addition, the Fund may invest in credit default swaps to increase or decrease credit exposure to a particular issuer or a group of issuers that comprise a particular segment of the debt market.

The proportions held in various debt securities may be revised in light of Dodge & Cox’s appraisal of the economy, the relative yields of securities in the various market sectors, the investment prospects for issuers, and other factors. In selecting debt securities, Dodge & Cox considers many factors, including yield-to-maturity, quality, liquidity, call risk, current yield, and capital appreciation potential.

While the mix of equity and debt securities will vary depending on Dodge & Cox’s outlook on the markets, under normal circumstances no more than 75% (and no less than 25%) of total assets will be invested in equity securities. The Fund may invest up to 20% of its total assets in U.S. dollar-denominated securities of non-U.S. issuers traded in the United States that are not in the S&P 500.
PRINCIPAL RISKS OF INVESTING
You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund’s performance could be hurt by:
  Issuer risk. Securities held by the Fund may decline in value because of changes in the financial condition of, or other events affecting, the issuers of these securities.
  Management risk. Dodge & Cox’s opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect, Dodge & Cox may not make timely purchases or sales of securities for the Fund, the Fund’s investment objectives may not be achieved, and the market may continue to undervalue the Fund’s securities.
  Asset allocation risk. The Fund’s ability to achieve its investment objective is affected by Dodge & Cox’s determination of the Fund’s broad asset allocation mix. Dodge & Cox’s evaluations and assumptions regarding asset classes and market sectors may not successfully achieve the Fund’s investment objective in view of actual market trends. The Fund’s balance between equity and debt securities could limit its potential for capital appreciation relative to an all-stock fund or contribute to greater volatility relative to an all-bond fund.
  Equity risk. Equity securities generally have greater price volatility than debt securities.
  Market risk. Stock prices may decline over short or extended periods due to general market conditions.
  Non-U.S. issuer risk. Securities (including ADRs) may decline in value because of political, economic, or market instability; the absence of accurate information about the companies; risks of internal and external conflicts; or unfavorable government actions, including expropriation and nationalization. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Non-U.S. securities are sometimes less liquid, more volatile, and harder to value than securities of U.S. issuers. Lack of uniform accounting, auditing, and financial reporting standards, with less governmental regulation and oversight than U.S. companies, may increase risk. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to investments. These risks may be higher when investing in emerging markets companies. Certain of these risks may also apply to securities of U.S. companies with significant non-U.S. operations.
  Interest rate risk. Debt security prices may decline due to rising interest rates. Debt securities with longer maturities are generally subject to potentially greater price volatility than obligations with shorter maturities. A low interest rate environment creates an elevated risk of future price declines, particularly for securities with longer maturities.
  Credit risk. A security’s price may decline due to deterioration in the issuer’s or a guarantor’s financial condition. The Fund could lose money if the issuer or guarantor of a debt security, or the counterparty to a derivative instrument or other transaction is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. If an issuer defaults, or if the credit quality of an investment deteriorates or is perceived to deteriorate, the value of the investment could decline.
  Below investment grade securities risk. Debt securities rated below investment grade, also known as “high-yield” or “junk” securities, have speculative characteristics. These securities may yield a higher level of current income than higher-rated securities, but generally have greater credit risk, more price volatility, and less liquidity.
  Call risk. During periods of falling interest rates, issuers of callable bonds may repay securities with higher interest rates before maturity. This could cause the Fund to lose potential price appreciation and reinvest the proceeds at lower interest rates.
  Derivatives risk. The Fund’s use of interest rate and credit derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. These derivatives are subject to potential changes in value in response to interest rate changes, or other market developments, or the risk that a derivative transaction may not have the effect Dodge & Cox anticipated. Credit default swaps are subject to credit risk relating to the issuer or issuers of the reference obligations. Derivatives also involve the risk of mispricing or improper valuation and poor correlation between changes in the value of a derivative and the underlying asset. Derivative transactions may be highly volatile, and can create investment leverage, which could cause the Fund to lose more than the amount of assets initially contributed to the transaction, if any. There is also the risk that the Fund may be unable to close out a derivative position at an advantageous time or price, or that a counterparty may be unable or unwilling to honor its contractual obligations, especially during times of financial market distress.
  Liquidity risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security.
  Mortgage and asset-backed securities risk. Early repayment of principal (e.g., prepayment of principal due to sale of the underlying property, refinancing, or foreclosure) of mortgage-related securities (or other callable securities) exposes the Fund to a potential loss on any premium to face value paid and to a lower rate of return upon reinvestment of principal. During periods of rising interest rates, prepayment rates may decline below what was anticipated, delaying the return of principal to the Fund and affecting its ability to reinvest at higher yields. In addition, changes in the rate of prepayment also affect the price and price volatility of a mortgage-related security. Securities issued by certain U.S. government sponsored enterprises (GSEs) (such as Fannie Mae, Freddie Mac, the Federal Home Loan Banks, and the Federal Farm Credit Banks) are not issued or guaranteed by the U.S. Treasury. In the event that these GSEs cannot meet their obligations, there can be no assurance that the U.S. government will continue to provide support, and the Fund’s performance could be adversely impacted.
  Sovereign debt risk. Sovereign debt includes investments in securities issued or guaranteed by a foreign sovereign government or its agencies, authorities, or political subdivisions. An investment in sovereign debt obligations can involve a high degree of risk, including special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity on a sovereign debt obligation, there may be few or no effective legal remedies for collecting on such debt.
  Leveraging risk. Certain Fund transactions, such as derivatives, may give rise to a form of leverage and may expose the Fund to greater risk of loss. Leverage tends to magnify the effect of any decrease or increase in the value of the Fund’s portfolio securities, and therefore may cause the Fund’s performance to be more volatile. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year. The table shows how the Fund’s average annual total returns for one, five, and ten years compare with different broad measures of market performance.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Visit the Fund’s website at www.dodgeandcox.com or call 800-621-3979 for current performance figures.
DODGE & COX BALANCED FUND Annual total returns 2004-2013 (%)

Highest/Lowest quarterly results during the time period were: Highest: 18.94% (quarter ended June 30, 2009) Lowest: –16.37% (quarter ended December 31, 2008)
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12/31/2013
Average Annual Total Returns		1 Year	5 Years	10 Years
Dodge & Cox Balanced Fund		28.37%	16.57%	7.18%
Dodge & Cox Balanced Fund Return after taxes on distributions		27.69%	15.94%	6.29%
Dodge & Cox Balanced Fund Return after taxes on distributions and sale of Fund shares		16.36%	13.26%	5.65%
Dodge & Cox Balanced Fund S&P 500 Index (reflects no deduction for expenses or taxes)		32.41%	17.94%	7.41%
Dodge & Cox Balanced Fund Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses or taxes)		(2.02%)	4.46%	4.55%
Dodge & Cox Balanced Fund Combined Index (60% S&P 500 & 40% BCAG) (reflects no deduction for expenses or taxes)	[1]	17.56%	12.71%	6.54%
[1]	The Combined Index is a composite blend of 60% of the S&P 500 Index and 40% of the Barclays U.S. Aggregate Bond Index and represents a broad measure of the U.S. stock and bond markets, including market sectors in which the fund may invest.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. After-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.